Other liabilities and provisions - Additional Information (Details) € in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2024 EUR (€) patent	Jul. 31, 2024	Apr. 30, 2022	Feb. 28, 2022	Dec. 31, 2024 EUR (€)
Other liabilities and provisions
Reversed					€ 6,762
additions					30,182
Provisions utilized					€ 58,863
Percentage of arbitration tribunal awarded				30.00%
Percentage of arbitration tribunal awarded rejected part				70.00%
Interim payments	€ 6,662
Increase in existing provisions, other provisions	€ 1,100
Number of patents revoked | patent	2
Workforce reduction					30.00%
Potential costs for pending litigations					€ 10,584
Announcing or commencing implementation of major restructuring
Other liabilities and provisions
Workforce reduction		30.00%
Employee functional costs					2,537
Contract termination provisions
Other liabilities and provisions
Reversed					2,126
additions					17,112
Provisions utilized					52,202
Legal proceedings provision
Other liabilities and provisions
Reversed					4,452
additions					13,070
Provisions utilized					€ 6,662
Percentage of arbitration tribunal awarded			65.00%
Percentage of arbitration tribunal awarded rejected part			35.00%